Concentration and Risks - Schedule of Net Accounts Receivable (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025
Customer A [Member]
Concentration and Risks [Line Items]
Accounts receivables, net	34.00%		32.80%
Customer B [Member]
Concentration and Risks [Line Items]
Accounts receivables, net		[1]	23.00%
Customer C [Member]
Concentration and Risks [Line Items]
Accounts receivables, net		[1]	12.80%
Customer D [Member]
Concentration and Risks [Line Items]
Accounts receivables, net	11.70%			[1]

[1]	The percentage was below 10% for the period.